Share-Based Compensation - Schedule of Company’s Nonvested Employee Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation [Abstract]
Number of options, Outstanding balance beginning	481,850	458,218
Weighted-average grant-date fair value price, Outstanding balance beginning	$ 9.68	$ 8.24
Number of options, Granted	542,039	344,182
Weighted-average grant-date fair value price, Granted	$ 13.25	$ 10.8
Number of options, Vested	(317,304)	(296,176)
Weighted-average grant-date fair value price, Vested	$ 9.99	$ 8.76
Number of options, Forfeited	(23,684)	(24,374)
Weighted-average grant-date fair value price, Forfeited	$ 10.83	$ 9.53
Number of options, Outstanding balance ending	682,901	481,850
Weighted-average grant-date fair value price, Outstanding balance ending	$ 12.33	$ 9.68